Organization and Description of Business (Details) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 16, 2020 USD ($) hotel	Apr. 22, 2020	Jun. 30, 2020 USD ($) room unit hotel shares	Jun. 30, 2020 USD ($) room unit hotel shares	Jun. 30, 2020 USD ($) room unit hotel shares	Jun. 30, 2019 USD ($)	Jul. 15, 2020 shares	Jul. 14, 2020 shares	Mar. 31, 2020 hotel	Dec. 31, 2019 USD ($) room unit hotel shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Sep. 30, 2017 hotel	Dec. 31, 2016 USD ($)
Real Estate Properties [Line Items]
Number of hotel properties | hotel													24
Number of rooms | room			24,746	24,746	24,746					24,943
Number of rooms owned, net of partnership interest | room			24,719	24,719	24,719					24,916
Investment in unconsolidated entity			$ 2,722	$ 2,722	$ 2,722					$ 2,829	$ 4,489
Stock split ratio			0.1
Number of shares of common stock (in shares) | shares			10,475,085	10,475,085	10,475,085					10,210,360	10,103,553
Long-term debt, gross										$ 4,124,003
Cash and cash equivalents			$ 165,476	$ 165,476	$ 165,476	$ 235,936				262,636	$ 319,210	$ 354,805		$ 347,091
Restricted cash			95,318	95,318	95,318	162,746				135,571	120,602
Cash, cash equivalents and restricted cash utilized				106,200	137,413	$ 39,363
Mortgages
Real Estate Properties [Line Items]
Outstanding principal balance with waived or deferred payments			1,100,000	1,100,000	1,100,000
Long-term debt, gross			4,115,855	4,115,855	4,115,855					4,124,003	3,966,237
Mortgage loan 19 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 145,000	$ 145,000	$ 145,000					145,000	0
Collateral | hotel			1	1	1
Mortgage loan 4 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 907,030	$ 907,030	$ 907,030					907,030	962,575
Collateral | hotel			19	19	19
Mortgage loan 34 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 24,794	$ 24,794	$ 24,794					24,919	0
Collateral | hotel			1	1	1
Mortgage loan 23 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 51,582	$ 51,582	$ 51,582					51,843	52,843
Collateral | hotel			1	1	1
Mortgage loan 14 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 144,188	$ 144,188	$ 144,188					144,000	144,000
Collateral | hotel			8	8	8
Interest expense deferral term		3 months
Mortgage loan 29 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross			$ 64,022	$ 64,022	$ 64,022					$ 64,207	$ 65,242
Collateral | hotel			3	3	3
World Quest Resort
Real Estate Properties [Line Items]
Number of rooms | unit			90	90	90					90
OpenKey
Real Estate Properties [Line Items]
Ownership percentage			17.10%	17.10%	17.10%					17.00%	16.30%
Investment in unconsolidated entity			$ 2,722	$ 2,722	$ 2,722					$ 2,829	$ 2,593
Subsequent Event
Real Estate Properties [Line Items]
Number of outstanding units (in shares) | shares							2,100,000	20,500,000
Number of shares of common stock (in shares) | shares							10,500,000	104,800,000
Subsequent Event | Mortgage loan 4 | Mortgages
Real Estate Properties [Line Items]
Long-term debt, gross	$ 907,000
Collateral | hotel	19
Interest expense deferral term	6 months
Wholly Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties | hotel			114	114	114					115
Majority Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties | hotel			2	2	2					2
Subsidiaries
Real Estate Properties [Line Items]
Number of hotel properties | hotel									116	117
Number of hotel properties managed by affiliates | hotel			79	79	79					80
Number of hotel properties suspended | hotel			5	5	5				23